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                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                           GENERAL AMERICAN SEPARATE
                           ACCOUNTS TWENTY-EIGHT AND
                                  TWENTY-NINE

                      SUPPLEMENT DATED NOVEMBER 12, 2002
                                    TO THE
                         PROSPECTUS DATED MAY 1, 2000

    This supplement describes changes related to the variable annuity contracts issued by General American Life Insurance Company, General American Separate Accounts Twenty-Eight and Twenty-Nine.

    Effective November 30, 2002, subsequent purchase payments should be mailed to:

          General American's Variable Annuity Administration Department
          P. O. Box 19088
          Greenville, SC 29602-9088.

    All other inquiries should be directed to:

          General American's Variable Annuity Administration Department
          P. O. Box 789
          Greenville, SC 29602-0789
          (800) 237-6580.




GA28&29-IVA